Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

As of December 31, 2024 and 2023, property, plant and equipment, net consisted of the following:

	As of December 31,
	2024	2023
Buildings	$2,649,902	$2,617,084
Construction in process	702,746	1,222,508
Plant and machinery	4,505,039	3,571,768
Furniture and fixture	793,664	680,159
Computers and office equipment	146,161	137,276
Motor vehicles	880,923	716,746
Total property plant and equipment, at cost	9,678,435	8,945,541
Less: accumulated depreciation	(4,554,003)	(4,287,474)
Total property, plant and equipment, net	$5,124,432	$4,658,067